Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2012
Securitizations
Securitizations
in	2012	2011	2010

Gains and cash flows (CHF million)

CMBS
Net gain [1]	56	6	13

Proceeds from transfer of assets	6,156	974	523

Servicing fees	0	1	1

Cash received on interests that continue to be held	57	205	150

RMBS
Net gain [1]	3	65	214

Proceeds from transfer of assets	15,143	30,695	52,308

Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0

Servicing fees	3	3	6

Cash received on interests that continue to be held	554	382	488

Other asset-backed financings
Net gain [1]	83	24	85

Proceeds from transfer of assets	591	1,268	4,376

Purchases of previously transferred financial assets or their underlying collateral [2]	(621)	(256)	(2,519)

Servicing fees	0	1	0

Cash received on interests that continue to be held	1,350	701	1,539

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2012	2011

CHF million

CMBS
Principal amount outstanding	30,050	35,487

Total assets of SPE	45,407	52,536

RMBS
Principal amount outstanding	58,112	91,242

Total assets of SPE	60,469	95,297

Other asset-backed financing activities
Principal amount outstanding	32,805	35,233

Total assets of SPE	32,805	35,307

Principal amounts outstanding relate to assets transferred from the Group and do not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2012							2011

at time of transfer in			CMBS				RMBS			CMBS				RMBS

CHF million, except where indicated

Fair value of beneficial interests			761				2,219			57				5,095

of which level 2			654				2,090			42				4,695

of which level 3			107				129			15				399

Weighted-average life, in years			8.4				5.0			7.2				5.4

Prepayment speed assumption (rate per annum), in % [1]			–	[2]	0.1	–	34.9			–	[2]	9.0	–	34.9

Cash flow discount rate (rate per annum), in % [3]	0.8	–	10.7		0.1	–	25.7	2.9	–	10.6		0.5	–	71.2

Expected credit losses (rate per annum), in %	0.5	–	9.0		0.0	–	25.1	1.2	–	9.3		0.3	–	71.0

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2012											2011

end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			274				1,929			692				342				2,960			1,754

of which non-investment grade			90				342			686				133				688			1,513

Weighted-average life, in years			4.0				5.2			3.6				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	27.6			–				–		0.1	–	30.0			–

Impact on fair value from 10% adverse change			–				(38.5)			–				–				(44.2)			–

Impact on fair value from 20% adverse change			–				(74.3)			–				–				(86.6)			–

Cash flow discount rate (rate per annum), in % [4]	1.1	–	50.2		0.2	–	42.8	0.7	–	51.7		2.3	–	50.1		0.3	–	49.1	0.7	–	58.7

Impact on fair value from 10% adverse change			(14.8)				(62.8)			(1.0)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(19.9)				(93.5)			(1.8)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	0.9	–	49.5		0.9	–	42.8	0.3	–	51.4		1.9	–	49.0		0.9	–	48.9	5.4	–	31.8

Impact on fair value from 10% adverse change			(14.4)				(55.9)			(0.8)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(19.2)				(80.3)			(1.6)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs within this category are generally structured to be protected from prepayment risk. 3 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2012	2011

CHF million

CMBS
Other assets	467	664

Liability to SPE, included in Other liabilities	(467)	(664)

RMBS
Other assets	0	12

Liability to SPE, included in Other liabilities	0	(12)

Other asset-backed financing activities
Trading assets	1,171	1,851

Other assets	913	1,474

Liability to SPE, included in Other liabilities	(2,084)	(3,326)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2012	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,534	27	0	125	44	20	1,750

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117

Trading assets	1,064	196	14	1,861	565	997	4,697

Investment securities	0	23	0	0	0	0	23

Other investments	0	0	0	0	1,712	577	2,289

Net loans	0	4,360	859	0	405	429	6,053

Premises and equipment	0	0	0	0	509	72	581

Loans held-for-sale	7,324	0	3,110	0	71	0	10,505

Other assets	45	1,637	1	4	501	1,843	4,031

Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,807	3,938	30,046

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	247	247

Trading liabilities	20	0	0	0	4	101	125

Short-term borrowings	0	5,776	0	3	0	3,803	9,582

Long-term debt	9,944	14	3,608	500	38	428	14,532

Other liabilities	45	6	97	7	168	905	1,228

Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	210	5,484	25,714

Consolidated VIEs in which the Group was the primary beneficiary (continued)
			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation

end of 2012	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	100	3,210	1,143	868	600	5,921

Net loans	8	111	2,148	3,572	1,668	7,507

Other assets	0	17	49	0	4	70

Total variable interest assets	108	3,338	3,340	4,440	2,272	13,498

Maximum exposure to loss (CHF million)

Maximum exposure to loss	108	14,123	3,575	4,906	3,039	25,751

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	5,163	103,990	52,268	22,304	15,491	199,216

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134

Bank
Securitizations
Securitizations
in	2012	2011	2010

Gains and cash flows (CHF million)

CMBS
Net gain [1]	56	6	13

Proceeds from transfer of assets	6,156	974	523

Servicing fees	0	1	1

Cash received on interests that continue to be held	57	205	150

RMBS
Net gain [1]	3	65	214

Proceeds from transfer of assets	15,143	30,695	52,308

Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0

Servicing fees	3	3	6

Cash received on interests that continue to be held	554	382	488

Other asset-backed financings
Net gain [1]	83	24	85

Proceeds from transfer of assets	591	1,268	4,376

Purchases of previously transferred financial assets or their underlying collateral [2]	(621)	(256)	(2,519)

Servicing fees	0	1	0

Cash received on interests that continue to be held	1,350	701	1,539

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market-making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2012 and 2011, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2012	2011

CHF million

CMBS
Principal amount outstanding	30,050	35,487

Total assets of SPE	45,407	52,536

RMBS
Principal amount outstanding	58,112	91,242

Total assets of SPE	60,469	95,297

Other asset-backed financing activities
Principal amount outstanding	32,805	35,233

Total assets of SPE	32,805	35,307

Principal amounts outstanding relate to assets transferred from the Bank and do not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2012							2011

at time of transfer in			CMBS				RMBS			CMBS				RMBS

CHF million, except where indicated

Fair value of beneficial interests			761				2,219			57				5,095

of which level 2			654				2,090			42				4,695

of which level 3			107				129			15				399

Weighted-average life, in years			8.4				5.0			7.2				5.4

Prepayment speed assumption (rate per annum), in % [1]			–	[2]	0.1	–	34.9			–	[2]	9.0	–	34.9

Cash flow discount rate (rate per annum), in % [3]	0.8	–	10.7		0.1	–	25.7	2.9	–	10.6		0.5	–	71.2

Expected credit losses (rate per annum), in %	0.5	–	9.0		0.0	–	25.1	1.2	–	9.3		0.3	–	71.0

Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2012											2011

end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			274				1,929			692				342				2,960			1,754

of which non-investment grade			90				342			686				133				688			1,513

Weighted-average life, in years			4.0				5.2			3.6				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	27.6			–				–		0.1	–	30.0			–

Impact on fair value from 10% adverse change			–				(38.5)			–				–				(44.2)			–

Impact on fair value from 20% adverse change			–				(74.3)			–				–				(86.6)			–

Cash flow discount rate (rate per annum), in % [4]	1.1	–	50.2		0.2	–	42.8	0.7	–	51.7		2.3	–	50.1		0.3	–	49.1	0.7	–	58.7

Impact on fair value from 10% adverse change			(14.8)				(62.8)			(1.0)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(19.9)				(93.5)			(1.8)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	0.9	–	49.5		0.9	–	42.8	0.3	–	51.4		1.9	–	49.0		0.9	–	48.9	5.4	–	31.8

Impact on fair value from 10% adverse change			(14.4)				(55.9)			(0.8)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(19.2)				(80.3)			(1.6)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs within this category are generally structured to be protected from prepayment risk. 3 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2012	2011

CHF million

CMBS
Other assets	467	664

Liability to SPE, included in Other liabilities	(467)	(664)

RMBS
Other assets	0	12

Liability to SPE, included in Other liabilities	0	(12)

Other asset-backed financing activities
Trading assets	1,171	1,851

Other assets	913	1,475

Liability to SPE, included in Other liabilities	(2,084)	(3,326)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation

end of 2012	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,534	27	0	125	44	20	1,750

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117

Trading assets	1,064	196	14	1,861	565	997	4,697

Investment securities	0	23	0	0	0	0	23

Other investments	0	0	0	0	1,712	577	2,289

Net loans	0	4,360	859	0	405	429	6,053

Premises and equipment	0	0	0	0	474	72	546

Loans held-for-sale	7,324	0	3,110	0	71	0	10,505

Other assets	45	1,637	1	4	500	1,816	4,003

Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,771	3,911	29,983

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	247	247

Trading liabilities	20	0	0	0	4	101	125

Short-term borrowings	0	5,776	0	3	0	0	5,779

Long-term debt	9,944	14	3,608	500	38	428	14,532

Other liabilities	45	6	97	7	167	842	1,164

Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	209	1,618	21,847

			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	527	82	609

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	740	263	1,827

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,850	3,222	29,751

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	157	493	745

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	387	2,432	23,251

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation

end of 2012	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	100	3,210	1,143	868	600	5,921

Net loans	8	111	2,048	3,572	1,668	7,407

Other assets	0	17	49	0	4	70

Total variable interest assets	108	3,338	3,240	4,440	2,272	13,398

Maximum exposure to loss (CHF million)

Maximum exposure to loss	108	14,123	3,475	4,906	3,039	25,651

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	5,163	103,990	52,268	22,304	6,486	190,211

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,079	9,985

Net loans	0	123	1,302	4,742	3,257	9,424

Other assets	0	0	32	0	369	401

Total variable interest assets	126	5,620	2,783	5,576	5,705	19,810

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,180	6,051	6,075	22,515

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,646	23,633	10,440	213,657